WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
WARRANTY LIABILITIES
Beginning balance	$ 5,002	$ 9,551
Consolidation of subsidiary		145
Expense accrued	5,446	2,595
Expense incurred	(4,264)	(7,064)
Translation adjustment	(378)	(225)
Closing balance	5,806	5,002
Less: current portion of warranty liabilities	(3,238)	(3,280)
Long-term warranty liabilities	$ 2,568	$ 1,722